Share-Based Compensation (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($) shares
Share-Based Compensation [Line Items]
Exercisable grant term	10 years
Vest, description	three or four years
Shares granted (in Shares)	290
Total unrecognized costs (in Dollars) | $	$ 650
Recognized over a period	4 years
Israeli Share Option Plan [Member]
Share-Based Compensation [Line Items]
Exercisable grant term	10 years
Vest, description	three or four years
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Shares granted (in Shares)	55,725
Vested term	3 years